Long-Term Debt - Additional Information (Detail) - USD ($)		6 Months Ended
	Mar. 01, 2018	Jun. 30, 2018	Jan. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt		$ 1,117,045,000		$ 1,033,330,000
Partnership's Loan Agreements [Member]
Debt Instrument [Line Items]
Long term debt interest rate description		LIBOR plus a fixed margin ranging from 1.8% to 2.5%.
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage		1.80%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage		2.50%
Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 39,400,000
Long term debt interest rate percentage		3.85%
Torill Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 98,333,000
Debt instrument face amount			$ 100,000,000
Balloon payment to be paid			$ 60,000,000
Line of credit facility expiration date			Jan. 31, 2024
Torill Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage			2.10%
Long term debt interest rate description			LIBOR plus a margin of 2.1%
73.2 Million Loan Facilities [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 73,200,000
73.2 Million Loan Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage			2.50%
Long term debt interest rate description			LIBOR plus 2.5%
Anna Loan Facility [Member] | Anna Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 72,392,000
Balloon payment to be paid	$ 57,100,000
Secured credit facility outstanding	$ 74,400,000
Anna Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Anna Knutsen [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage	2.00%
Long term debt interest rate description	LIBOR plus a margin of 2.0%
Guarantee Commission [Member] | Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		2.50%
Bank Facility Rate [Member] | Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		2.50%